    Prudential Investment Portfolios, Inc. 10

      Supplement dated February 24, 2010 to

Statement of Additional Information (SAI) dated February 17, 2010

_____________________________________________________________________________________

The SAI is hereby supplemented as set forth below:

In Part I of the SAI, the section entitled “Management and Advisory Arrangements” is hereby amended by including the following management fee and subadvisory fee tables in the “Manager” and “Subadviser” sub-sections, respectively:

Management Fees Paid by Prudential Jennison Equity Income Fund
Fee Rate	2009	2008	2007
0.85% to $500 million; 0.80% next $500 million; 0.75% $1 billion and over	$1,018,906	$1,656,854	$2,184,558

Management Fees Paid by Prudential Mid-Cap Value Fund
Fee Rate	2009	2008	2007
0.90% to $500 million; 0.85% next $500 million; 0.80% $1 billion and over	$1,067,350	$1,922,070	$2,977,475

Subadvisory Fees Paid by PI: Prudential Jennison Equity Income Fund
Fee Rate	2009	2008	2007
0.43% to $500 million; 0.38% over $500 million to $1 billion; 0.34% over $1 billion	$515,448	$838,172	$877,241*

Subadvisory Fees Paid by PI: Prudential Mid-Cap Value Fund
Fee Rate	2009	2008	2007
0.45% to $500 million; 0.40% over $500 million to $1 billion; 0.36% over $1 billion	$533,675	$961,035	$1,114,339*

*In addition to the amounts shown in the table, during the fiscal year ended October 31, 2007, the following subadvisory fees were paid to the indicated subadvisers:

Prudential Jennison Equity Income Fund

Alliance Capital Management, L.P.:                                                                $75,943

T. Rowe Price Associates, Inc.:                                                                      $103,017

Prudential Mid-Cap Value Fund

Neuberger Berman Management, Inc.:                                                          $309,664

In Part I of the SAI, the section entitled “Distribution of Fund Shares” is hereby amended by including in the subsection entitled “Distributors” the following tables setting forth the payments received and amounts spent by the Distributor for the most recent fiscal year:

Payments Received by Distributor: Prudential Jennison Equity Income Fund
CLASS A DISTRIBUTION AND SERVICE (12B-1)FEES	$132,045
CLASS A INITIAL SALES CHARGES	$120,992
CLASS B CONTINGENT DEFERRED SALES CHARGES (CDSC)	$7,468
CLASS B DISTRIBUTION AND SERVICE (12B-1) FEES	$34,178
CLASS C CONTINGENT DEFERRED SALES CHARGES (CDSC)	$1,116
CLASS C DISTRIBUTION AND SERVICE (12B-1) FEES	$226,575
CLASS L DISTRIBUTION AND SERVICE (12B-1) FEES	$78,818
CLASS M CONTINGENT DEFERRED SALES CHARGES (CDSC)	$16,154
CLASS M DISTRIBUTION AND SERVICE (12B-1) FEES	$158,055
CLASS X CONTINGENT DEFERRED SALES CHARGES (CDSC)	$5,700
CLASS X DISTRIBUTION AND SERVICE (12B-1) FEES	$93,959

Payments Received by Distributor: Prudential Mid-Cap Fund
CLASS A CONTINGENT DEFERRED SALES CHARGES (CDSC)	$68
CLASS A DISTRIBUTION AND SERVICE (12B-1)FEES	$110,880
CLASS A INITIAL SALES CHARGES	$21,633
CLASS B CONTINGENT DEFERRED SALES CHARGES (CDSC)	$8,726
CLASS B DISTRIBUTION AND SERVICE (12B-1)FEES	$105,901
CLASS C CONTINGENT DEFERRED SALES CHARGES (CDSC)	$587
CLASS C DISTRIBUTION AND SERVICE (12B-1)FEES	$252,369
CLASS L DISTRIBUTION AND SERVICE (12B-1)FEES	$53,253
CLASS M DISTRIBUTION AND SERVICE (12B-1)FEES	$31,306
CLASS X DISTRIBUTION AND SERVICE (12B-1)FEES	$13,620

Amounts Spent by distributor: Prudential Jennison Equity Income Fund
Share Class	Printing & Mailing Prospectuses to Other than Current Shareholders	Compensation to Broker/Dealers for Commissions to Representatives & Other Expenses*	Overhead Costs**	Total Amount Spent by Distributor
CLASS A	$0	$147,468	$50,618	$198,086
CLASS B	$123	$40,145	$3,241	$43,509
CLASS C	$829	$231,133	$21,164	$253,126
CLASS L	$0	$78,928	$0	$78,928
CLASS M	$0	$15,823	$23,689	$39,512
CLASS X	$0	$13,863	$9,628	$23,491

Amounts Spent by distributor: Prudential Mid-Cap Value Fund
Share Class	Printing & Mailing Prospectuses to Other than Current Shareholders	Compensation to Broker/Dealers for Commissions to Representatives & Other Expenses*	Overhead Costs**	Total Amount Spent by Distributor
CLASS A	$0	$120,295	$43,075	$163,370
CLASS B	$145	$36,090	$8,888	$45,123
CLASS C	$337	$244,919	$23,284	$268,540
CLASS L	$0	$53,625	$0	$53,625
CLASS M	$0	$14,141	$17,166	$31,307
CLASS X	$0	$7,634	$5,987	$13,621

*Includes amounts paid to affiliated broker/dealers.

**Including sales promotion expenses.

LR330